Note 7 - Common Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes Tables
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
				Number of
				Shares
				Outstanding
	Exercisable	Expiration	Exercise	Under
Issuance Date	for	Date	Price	Warrants

September 2014	Common Shares	September 23, 2019	$4.24	110,550
September 2014	Common Shares	September 30, 2024	$4.24	58,962
October 2014	Common Shares	October 13, 2019	$4.24	29,000
October 2014	Common Shares	October 31, 2019	$4.24	469
November 2014	Common Shares	November 12, 2019	$4.24	12,500
February 2015	Common Shares	February 17, 2025	$4.00	75,697
March 2015	Common Shares	March 26, 2025	$2.72	1,454
May 2015	Common Shares	May 12, 2025	$4.24	36,229
May 2015	Common Shares	May 14, 2025	$2.96	3,125
May 2015	Common Shares	May 17, 2020	$4.24	21,585
December 2015	Common Shares	December 16, 2025	$5.60	26,875
March 2016	Common Shares	March 31, 2026	$6.08	25,000
				401,446

Issuance Date	Exercisable for	Expiration Date	Exercise Price	Number of Shares Outstanding Under Warrants

September 2014	Common Shares	September 23, 2019	$4.24	116,800
September 2014	Common Shares	September 30, 2024	$4.24	58,962
October 2014	Common Shares	October 13, 2019	$4.24	29,625
October 2014	Common Shares	October 31, 2019	$4.24	469
November 2014	Common Shares	November 12, 2019	$4.24	12,500
February 2015	Common Shares	February 17, 2025	$4.00	75,697
March 2015	Common Shares	March 26, 2025	$2.72	1,454
May 2015	Common Shares	May 12, 2025	$4.24	36,229
May 2015	Common Shares	May 14, 2025	$2.96	3,125
May 2015	Common Shares	May 17, 2020	$4.24	21,585
December 2015	Common Shares	December 16, 2025	$5.60	26,875
				383,321